Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
10.	PROPERTY, PLANT AND EQUIPMENT, NET

	March 31, 2013	March 31, 2012
	US$	US$
Leasehold improvements and buildings	28,511,687	28,102,876
Plant and machinery	35,469,194	34,922,469
Moulds	386,554	386,482
Transportation equipment	1,552,518	1,581,372
Furniture, fixtures and equipment	5,885,172	5,431,091
Construction in progress	2,288,034	4,760

	74,093,159	70,429,050
Less: Accumulated depreciation	(47,564,478)	(48,495,263)

Property, plant and equipment, net	26,528,681	21,933,787

(a)	During the fiscal years ended March 31, 2013, 2012 and 2011, impairment losses relating to property, plant and equipment of nil, US$1,230,727 and nil, respectively, were recognized in the consolidated statement of operations and comprehensive income for certain moulds, plant and machinery, and furniture, fixtures and equipment which are no longer used in the operations of the Company. The impairment loss of US$1,230,727 was recognized in “Income (Loss) from discontinued operations” during the fiscal year ended March 31, 2012. No impairment loss was recognized for the years ended March 31, 2013 and 2011.

(b)	As of March 31, 2013 and 2012, buildings with aggregate net book values of approximately US$13,976 and US$14,899, respectively, were situated in Hong Kong and manufacturing facilities with aggregate net book values of approximately US$9,987,761 and US$11,105,383, respectively, were situated in Mainland China. The land where the manufacturing facilities were situated is held under certain land use rights that will expire in 2043. Up to March 31, 2013, the Company has obtained a sizable portion of the property ownership certificates for its buildings (29 out of a total of 40 properties). The application for the remaining property ownership certificates will commence only after the land use right certificates for the relevant pieces of land are obtained.

(c)	The amounts of depreciation charged for the fiscal years ended March 31, 2013, 2012 and 2011 were US$3,342,484, US$3,463,480 and US$3,238,356 respectively. Of which, nil, US$1,522,962 and US$1,599,996 were included in “Income (Loss) from discontinued operations”.

(d)	The loss on disposal of property, plant and equipment recognized during the fiscal years ended March 31, 2013, 2012 and 2011 amounted to US$43,311, US$86,015 and US$3,662, respectively which were recognized in income (loss) from continuing operations. The gain on disposal of property, plant and equipment of US$506,669, nil and nil was recognized during fiscal years ended March 31, 2013, 2012 and 2011 and was included in income (loss) from discontinued operations.

(e)	The amount of additions to property, plant and equipment during the fiscal years ended March 31, 2013, 2012 and 2011 were US$7,613,631, US$814,247 and US$4,663,368 primarily included expansion of existing clean room space and purchase of equipment and machinery related to our COB facility, most of which was included in construction in progress.